ENTITY WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SCHEDULE OF REVENUES WITHIN GEOGRAPHIC AREAS

The following is a summary of revenues within geographic areas:

	Year ended on December 31,
	2020	2019	2018
	USD in thousands
United States	418	142	300
United Kingdom	41	33	24
South Korea	-	-	7
Israel	5	67	12
Other	27	67	48
	491	309	391

SCHEDULE OF MAJOR CUSTOMERS BREAKDOWN OF COMPANY'S REVENUE

Set forth below is a breakdown of Company’s revenue by major customers (major customer –revenues from these customers constituted at least 10% of total revenues in a certain year):

	Year ended on
	December 31,
	2020	2019	2018
	USD in thousands
Customer A	383	85	134

Customer B	-	30	92

Customers C	41	33	21

Customer D – Parent Company	5	36	-